SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Consideration payable to WeBank, current (Note 10)		¥ 29,302	¥ 78,207
Tax payables		72,991	65,506
Accrued service fee for IT and other professional support		54,224	61,518
Deposits		30,155	34,925
Accrued advertising expenses		23,708	29,739
Accrued service fee for transaction support		26,940	25,580
Accrued salaries and benefits		16,991	21,872
Interest payable		1,204	19,460
Deferred revenue		26,728	14,404
Others		24,148	19,591
Other payables and accruals	$ 41,975	¥ 306,391	¥ 370,802